Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 4 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Noncancelable Purchase Obligations

The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of June 30, 2023, and December 31, 2022, the total value of open purchase orders for such manufacturing contractors was approximately $10,038 thousand and $19,418 thousand, respectively.

The Company has noncancelable purchase agreements for certain IP embedded in the Company products as well as certain agreement for the license of development tools used by the development team. As of June 30, 2023, and December 31, 2022, the value of non-paid amounts related to such agreements totaled to $1,502 thousand and $2,783 thousand, respectively.

b.	Legal proceedings

As of June 30, 2023, and to date, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.